Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of January 2017

Collection Period Start	1-Jan-17	Distribution Date	15-Feb-17
Collection Period End	31-Jan-17	30/360 Days	30
Beg. of Interest Period	17-Jan-17	Actual/360 Days	29
End of Interest Period	15-Feb-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	805,602,199.75	757,234,440.47	0.6361979
Total Securities		1,190,249,771.82	805,602,199.75	757,234,440.47	0.6361979
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	94,752,993.55	68,162,187.50	0.2938025
Class A-2b Notes	1.298330%	190,000,000.00	77,599,434.38	55,822,481.15	0.2938025
Class A-3 Notes	1.540000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	162,800,000.00	1.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	26,590,806.05	93,173.78	114.6155433	0.4016111
Class A-2b Notes	21,776,953.23	81,159.46	114.6155433	0.4271551
Class A-3 Notes	0.00	359,333.33	0.0000000	1.2833333
Class A-4 Notes	0.00	230,633.33	0.0000000	1.4166666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	48,367,759.28	764,299.90

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,296,243.35
Monthly Interest				3,776,411.04
Total Monthly Payments				16,072,654.39

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				416,235.68
Aggregate Sales Proceeds Advance				19,424,543.60
Total Advances				19,840,779.28

Vehicle Disposition Proceeds:
Reallocation Payments				22,455,766.00
Repurchase Payments				621,925.86
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,195,294.37
Excess Wear and Tear and Excess Mileage				195,373.30
Remaining Payoffs				0.00
Net Insurance Proceeds				923,071.63
Residual Value Surplus				591,425.08
Total Collections				68,896,289.91

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	19,054,750.00			1,361
Involuntary Repossession	125,692.00			9
Voluntary Repossession	206,521.00			10
Full Termination	3,068,803.00			208
Bankruptcty	-			-
Insurance Payoff		908,794.88		58
Customer Payoff			177,251.37	10
Grounding Dealer Payoff			4,241,856.80	212
Dealer Purchase			1,777,655.12	77
Total	22,455,766.00	908,794.88	6,196,763.29	1,945

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of January 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	47,666	945,024,265.94	7.00000%	805,602,199.75
Total Depreciation Received		(14,162,440.06)		(11,349,630.45)
Principal Amount of Gross Losses	(99)	(1,833,878.87)		(1,584,143.50)
Repurchase / Reallocation	(44)	(707,248.25)		(621,925.86)
Early Terminations	(1,480)	(25,652,445.07)		(21,608,374.78)
Scheduled Terminations	(788)	(15,041,614.22)		(13,203,684.69)
Pool Balance - End of Period	45,255	887,626,639.47		757,234,440.47

Remaining Pool Balance
Lease Payment				159,354,872.22
Residual Value				597,879,568.25
Total				757,234,440.47

III. DISTRIBUTIONS

Total Collections					68,896,289.91
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					68,896,289.91

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					634,303.74
3. Reimbursement of Sales Proceeds Advance					13,301,851.91
4. Servicing Fee:
Servicing Fee Due					671,335.17
Servicing Fee Paid					671,335.17
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					14,607,490.82

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					93,173.78

Class A-2a Notes Monthly Interest Paid					93,173.78
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					81,159.46

Class A-2b Notes Monthly Interest Paid					81,159.46
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					359,333.33

Class A-3 Notes Monthly Interest Paid					359,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of January 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	230,633.33

Class A-4 Notes Monthly Interest Paid	230,633.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	764,299.90
Total Note and Certificate Monthly Interest Paid	764,299.90
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	53,524,499.19

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	48,367,759.28

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	48,367,759.28
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,156,739.91

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of January 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount				5,951,248.86
Required Reserve Account Amount				17,853,746.58
Beginning Reserve Account Balance				17,853,746.58
Additional Cash Infusion				0.00
Reinvestment Income for the Period				0.00
Reserve Fund Available for Distribution				17,853,746.58
Reserve Fund Draw Amount				0.00
Deposit of Remaining Available Collections				5,156,739.91
Gross Reserve Account Balance				23,010,486.49
Remaining Available Collections Released to Seller				5,156,739.91
Total Ending Reserve Account Balance				17,853,746.58

V. POOL STATISTICS

Weighted Average Remaining Maturity				10.92
Monthly Prepayment Speed				118%
Lifetime Prepayment Speed				94%

		$		units
Recoveries of Defaulted and Casualty Receivables			1,309,935.24
Securitization Value of Defaulted Receivables and Casualty Receivables			1,584,143.50	99
Aggregate Defaulted and Casualty Gain (Loss)			(274,208.26)
Pool Balance at Beginning of Collection Period			805,602,199.75
Net Loss Ratio
Current Collection Period			-0.0340%
Preceding Collection Period			-0.0023%
Second Preceding Collection Period			0.0042%
Third Preceding Collection Period			-0.0244%

Cumulative Net Losses for all Periods			0.2012%	2,395,070.52

Delinquent Receivables:	% of BOP Pool Balance	Amount		Number
31-60 Days Delinquent	0.70%		5,647,073.51	338
61-90 Days Delinquent	0.23%		1,843,584.27	108
91-120+ Days Delinquent	0.08%		677,067.08	37
More than 120 Days	0.01%		80,151.39	4
Total Delinquent Receivables:	1.02%		8,247,876.25	487

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount		Number
Current Collection Period			0.31%	0.30%
Preceding Collection Period			0.28%	0.26%
Second Preceding Collection Period			0.22%	0.21%
Third Preceding Collection Period			0.20%	0.20%

Aggregate Sales Performance of Auctioned Vehicles		$		units
Sales Proceeds			22,123,553.00	1,569
Securitization Value			23,751,805.36	1,569
Aggregate Residual Gain (Loss)			(1,628,252.36)

Cumulative Sales Performance of Auctioned Vehicles		$		units
Cumulative Sales Proceeds			99,953,795.08	6,947
Cumulative Securitization Value			108,389,830.60	6,947
Cumulative Residual Gain (Loss)			(8,436,035.52)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance				20,908,034.92
Reimbursement of Outstanding Advance				13,301,851.91
Additional Advances for current period				19,424,543.60
Ending Balance of Residual Advance				27,030,726.61

Beginning Balance of Payment Advance				1,593,408.66
Reimbursement of Outstanding Payment Advance				634,303.74
Additional Payment Advances for current period				416,235.68
Ending Balance of Payment Advance				1,375,340.60

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of January 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO